Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.55844%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$627,021.88

Principal:
Principal Collections	$10,366,355.76
Prepayments in Full	$5,131,355.33
Liquidation Proceeds	$184,394.59
Recoveries	$31,268.44
Sub Total	$15,713,374.12
Collections	$16,340,396.00

Purchase Amounts:
Purchase Amounts Related to Principal	$208,396.17
Purchase Amounts Related to Interest	$223.27
Sub Total	$208,619.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,549,015.44

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,549,015.44
Servicing Fee	$251,275.30	$251,275.30	$0.00	$0.00	$16,297,740.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,297,740.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,297,740.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,297,740.14
Interest - Class A-3 Notes	$119,106.23	$119,106.23	$0.00	$0.00	$16,178,633.91
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$16,041,593.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,041,593.91
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$15,990,539.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,990,539.58
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$15,952,123.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,952,123.33
Regular Principal Payment	$14,806,258.70	$14,806,258.70	$0.00	$0.00	$1,145,864.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,145,864.63
Residual Released to Depositor	$0.00	$1,145,864.63	$0.00	$0.00	$0.00
Total		$16,549,015.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,806,258.70
Total					$14,806,258.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,806,258.70	$48.51	$119,106.23	$0.39	$14,925,364.93	$48.90
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$14,806,258.70	$14.07	$345,616.81	$0.33	$15,151,875.51	$14.40

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$102,825,521.28	0.3369119	$88,019,262.58	0.2883986
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$258,235,521.28	0.2453288	$243,429,262.58	0.2312625

Pool Information
Weighted Average APR	2.665%	2.658%
Weighted Average Remaining Term	31.07	30.24
Number of Receivables Outstanding	23,281	22,654
Pool Balance	$301,530,365.20	$285,364,852.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,287,712.21	$264,481,453.51
Pool Factor	0.2635377	0.2494090

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$20,883,398.64
Targeted Overcollateralization Amount	$41,935,589.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,935,589.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$275,011.20
(Recoveries)		92	$31,268.44
Net Loss for Current Collection Period			$243,742.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9700%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7618%
Second Prior Collection Period			0.2823%
Prior Collection Period			0.4977%
Current Collection Period			0.9967%
Four Month Average (Current and Prior Three Collection Periods)			0.6346%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2422	$9,622,765.98
(Cumulative Recoveries)			$1,589,839.00
Cumulative Net Loss for All Collection Periods			$8,032,926.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7021%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,973.07
Average Net Loss for Receivables that have experienced a Realized Loss			$3,316.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.63%	283	$4,654,065.99
61-90 Days Delinquent	0.20%	32	$577,352.98
91-120 Days Delinquent	0.06%	8	$185,002.19
Over 120 Days Delinquent	0.14%	24	$392,871.60
Total Delinquent Receivables	2.04%	347	$5,809,292.76

Repossession Inventory:
Repossessed in the Current Collection Period		15	$269,293.52
Total Repossessed Inventory		26	$451,379.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2582%
Prior Collection Period			0.2878%
Current Collection Period			0.2825%
Three Month Average			0.2762%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4048%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer